PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 89.2%
Asset-Backed Securities 25.2%
Automobiles 0.8%
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630%	09/14/27	8,300	$9,160,703
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,700	1,890,124
				11,050,827
Collateralized Loan Obligations 16.1%
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.174(c)	01/20/32	15,000	15,074,683
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29	2,500	2,501,003
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	07/15/29	3,498	3,499,592
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.573(c)	01/17/28	4,000	3,973,349
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.444(c)	07/20/31	3,000	2,997,004
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461(c)	07/15/30	4,000	4,000,830
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.921(c)	02/15/29	19,117	19,073,644
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/31	8,000	8,004,073
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.556(c)	01/15/32	5,000	4,999,971
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.344(c)	04/21/31	7,411	7,411,248
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.024(c)	04/21/31	18,000	17,989,159

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.241%(c)	04/15/29		13,750	$13,749,944
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.973(c)	04/17/31		4,000	4,007,930
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.353(c)	01/17/31		5,000	4,999,995
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A	—(p)	04/20/35	EUR	10,000	12,162,805
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.393(c)	07/25/31		5,000	4,999,960
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.254(c)	04/20/31		1,484	1,484,425
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.913(c)	05/07/31		3,500	3,491,254
Sound Point CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.444(c)	10/20/30		8,750	8,745,670
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.831(c)	01/15/31		19,000	18,952,756
Trinitas CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.428(c)	01/25/31		4,500	4,499,998
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.121(c)	07/15/27		4,821	4,811,353
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30		2,739	2,738,694
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.373(c)	01/17/31		10,500	10,498,179
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.372(c)	01/22/31		3,000	3,002,634

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.431%(c)	07/15/31	12,800	$12,705,613
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.611(c)	07/15/29	8,501	8,461,134
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30	4,642	4,618,688
				213,455,588
Consumer Loans 2.1%
Lendmark Funding Trust, Series 2018-02A, Class A, 144A	4.230	04/20/27	2,900	2,972,442
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.927(c)	09/14/32	646	646,454
Series 2017-01A, Class C, 144A	3.350	09/14/32	700	702,269
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	2,050	2,061,352
Series 2018-B, Class B, 144A	4.500	07/08/24	500	502,874
Series 2018-B, Class C, 144A	5.430	07/08/24	1,000	1,005,908
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	3,200	3,255,679
Series 2018-C, Class B, 144A	4.590	10/08/24	1,300	1,313,289
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,020,693
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	2,300	2,337,284
Series 2018-D, Class B, 144A	4.830	12/09/24	1,200	1,221,477

Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25	4,860	4,965,602
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	02/25/23	1,650	1,633,809
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	08/25/25	3,400	3,333,013
				27,972,145
Home Equity Loans 1.2%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	1.330(c)	10/25/34	1,627	1,624,768

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.810%(c)	11/25/33	1,758	$1,715,368
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.090(c)	11/25/33	3,546	3,374,001

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.705(c)	12/25/34	1,106	1,109,422
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.790(c)	10/25/32	591	586,914
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	1.310(c)	06/25/43	88	87,153
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.225(c)	01/25/34	2,418	2,414,367

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	0.970(c)	01/25/35	1,050	1,025,027
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.605(c)	08/25/33	835	847,508
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.150(c)	10/25/33	1,639	1,634,545
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	09/25/33	405	405,111
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.150(c)	10/25/33	423	421,254
				15,245,438
Other 0.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.480(c)	04/25/23	3,200	3,122,482
Residential Mortgage-Backed Securities 2.0%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.770(c)	08/25/32	245	233,873
Series 2003-04, Class 1A5	5.076(cc)	05/25/33	488	508,733

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.760%(c)	02/25/35	229	$223,757
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	2	2,418
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	07/25/33	564	564,466
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.880(c)	03/25/34	43	42,601
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	11/25/34	318	318,722
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	101	102,100
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.150(c)	11/25/33	557	550,072

Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	09/25/33	1,358	1,349,447
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.890(c)	08/25/34	646	647,641
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.925(c)	03/25/35	2,112	2,077,415
GSAMP Trust,
Series 2003-HE02, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.730(c)	08/25/33	493	479,050
Series 2004-AR01, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.330(c)	06/25/34	450	451,981
Series 2004-NC02, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	10/25/34	1,735	1,715,796

Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	0.570(c)	06/25/34	778	755,785
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	05/25/34	208	204,415
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	11/25/34	684	679,610
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)	0.955(c)	05/25/35	1,329	1,317,524

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.130%(c)	09/25/34		2,341	$2,327,680
Series 2005-03, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.790(c)	04/25/35		103	103,248

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	10,493	11,460,867
					26,117,201
Student Loans 2.8%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		5,830	6,061,191
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		4,612	392,003
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		6,914	7,156,688
Series 2019-D, Class 1PT, 144A	2.653(cc)	01/16/46		7,553	7,824,014
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		8,439	8,713,307

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.380(c)	11/29/24		6,419	6,350,329
					36,497,532

Total Asset-Backed Securities (cost $331,582,131)					333,461,213
Bank Loans 3.6%
Building Materials 0.3%
Clay Holdco BV (Netherlands), Facility B Loan, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	10/30/26	EUR	3,100	3,758,476
Chemicals 0.4%
Diamond BC BV, Initial Euro Term Loan, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	09/06/24	EUR	4,172	5,020,071

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Internet 0.2%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250%(c)	03/31/28	EUR	2,400	$2,885,821
Leisure Time 0.2%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	09/12/27	EUR	2,525	2,677,357
Oil & Gas 0.5%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		1,858	2,034,510
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	8.000(c)	06/24/24(d)		4,275	5,182,104
					7,216,614
Pharmaceuticals 0.2%
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), 3 Month GBP LIBOR + 4.500%	4.551(c)	08/21/26	GBP	1,700	2,308,874
Retail 1.6%
BBD Bidco Ltd. (United Kingdom), Facility B1 Loan, 6 Month GBP LIBOR + 4.750%	4.839(c)	11/13/26	GBP	2,400	3,255,476
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	9.000(c)	04/20/26		621	605,085
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	02/07/25	EUR	2,411	2,874,822
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	421	502,650

Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 6 Month GBP LIBOR + 8.500%^	8.700(c)	03/03/28	GBP	10,900	13,291,825
					20,529,858

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.2%
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000%(c)	10/10/24	2,708	$2,659,885

Total Bank Loans (cost $44,299,064)				47,056,956
Commercial Mortgage-Backed Securities 8.6%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	2,700	2,443,303
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	2,700	2,283,477

Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.575(c)	03/15/37	11,875	11,636,688
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.776(c)	10/15/36	13,907	13,933,702
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.626(c)	12/15/36	3,996	4,003,779
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.841(cc)	05/15/45	9,497	147,729
Series 2015-LC19, Class XB, IO, 144A	0.252(cc)	02/10/48	123,049	1,216,389
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.331(cc)	04/05/33	6,850	6,758,150
Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	12,575	12,324,013

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	15,500	14,943,556
FHLMC Multifamily Structured Pass-Through Certificates,
Series K018, Class X1, IO	1.275(cc)	01/25/22	12,187	92,972
Series K020, Class X1, IO	1.343(cc)	05/25/22	18,195	253,710
Series K021, Class X1, IO	1.403(cc)	06/25/22	3,854	52,785
Series K025, Class X1, IO	0.797(cc)	10/25/22	84,288	912,216
Series K055, Class X1, IO	1.362(cc)	03/25/26	22,645	1,386,179
Series KC02, Class X1, IO	0.374(cc)	03/25/24	141,705	1,500,376

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.488(cc)	02/10/46	103,126	1,041,810
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.430(cc)	04/10/47	28,307	381,428
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	5,200	5,096,780
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.317(cc)	08/15/47	45,056	521,762

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2015-C27, Class XB, IO	0.409%(cc)	02/15/48		52,766	$834,827

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		15,950	16,570,264
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.512(cc)	04/15/46		34,956	394,653
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XB, IO, 144A	0.232(cc)	08/15/45		65,968	249,181
Series 2013-C08, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	575,150

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.533(c)	01/23/29	GBP	9,500	12,799,948
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.377(cc)	04/10/46		140,883	1,137,081

Total Commercial Mortgage-Backed Securities (cost $112,070,099)					113,491,908
Convertible Bond 0.0%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $1,507)	7.000	02/16/21(oo)		39	13,368
Corporate Bonds 33.8%
Advertising 0.2%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		2,925	2,270,587
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		529	537,099
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27		1,890	1,734,477
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23		633	648,757
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		81	83,773

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	528	$543,817
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	1,722	1,808,005
				4,818,829
Auto Manufacturers 0.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.410%(h)	0.634(c)	04/12/21	820	820,621
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	2,111,860
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000	11/12/21	2,810	2,889,594
				5,822,075
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,900	1,923,252
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26	3,200	3,267,226
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,800	1,642,132
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25	2,800	2,906,186
				9,738,796
Banks 6.6%
Banco do Brasil SA (Brazil), Gtd. Notes(a)	3.875	10/10/22	1,500	1,561,170
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875	04/25/21	750	754,209
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	03/17/25(oo)	4,220	4,744,903
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	7,219,340
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,545	5,717,129
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,704,866
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.316(c)	05/15/21(oo)	6,685	6,678,356
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,263,540
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	1,117,604

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.650%	07/23/48	365	$482,237
Sr. Unsec’d. Notes	8.125	07/15/39	620	1,073,422
Sub. Notes	4.400	06/10/25	405	459,397

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes(a)	3.750	03/26/25	1,200	1,328,436
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	5,460	5,540,420
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24	3,605	3,660,468
Discover Bank, Sr. Unsec’d. Notes(a)	4.200	08/08/23	5,500	5,999,573
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.128(c)	02/05/21(oo)	5,225	5,224,752
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	40,072
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	4,453,039
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	158,366

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30	3,800	3,924,779
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,578,182
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	14,055	14,440,954
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.682(c)	04/30/21(oo)	64	63,701
Jr. Sub. Notes, Series Q	5.150(ff)	05/01/23(oo)	1,255	1,290,150
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	1,260	1,630,574
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,994,625
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	687,800
Sub. Notes, MTN	4.100	05/22/23	1,710	1,843,895

People’s United Bank NA, Sub. Notes	4.000	07/15/24	325	350,581
				86,986,540
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39	250	416,877

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials 0.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.450%	11/19/29		2,180	$2,371,483
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		1,573	1,617,831
					3,989,314
Chemicals 2.8%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	5,470,508
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		1,630	1,691,387
Gtd. Notes, 144A(a)	5.875	01/31/50		930	947,752

CF Industries, Inc., Gtd. Notes	4.950	06/01/43		1,765	2,123,677
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	6,085	7,518,787
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27		1,575	1,682,930
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		175	223,259
Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	1,000	1,308,664
Nouryon Holding BV (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	5,000	6,354,644
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,703,494
Sr. Unsec’d. Notes	6.125	01/15/41		170	241,277

Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22		5,885	5,991,907
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		1,700	1,611,513
					36,869,799
Commercial Services 1.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	159,731
Gtd. Notes, 144A(h)	7.000	10/15/37		1,725	2,641,638

Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25		5,850	6,168,161

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Loxam SAS (France),
Sr. Sub. Notes(a)	5.750%	07/15/27	EUR	5,000	$6,098,089
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,500	1,743,043

Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A	5.500	10/01/21		401	402,004
United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30		1,200	1,328,329
					18,540,995
Computers 0.2%
Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25		2,769	2,870,295
Diversified Financial Services 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	235,225
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,246,092
					1,481,317
Electric 1.4%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A(a)	4.375	05/31/30		2,065	2,221,928
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,513,322
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,275	2,338,603

Duke Energy Carolinas LLC, First Ref. Mortgage(h)	4.000	09/30/42		50	59,837
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		4,335	4,616,885
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	209,284

Evergy Kansas Central, Inc., First Mortgage(h)	4.100	04/01/43		325	385,986
FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,875	1,952,278
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44		550	681,323
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21		500	507,742

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125%	05/07/29		1,995	$2,018,134
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,679,907
					18,185,229
Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		80	85,246
Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		850	862,925
Engineering & Construction 0.2%
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		995	1,014,428
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		2,000	2,030,766
					3,045,194
Entertainment 0.6%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		965	704,741
Sr. Sec’d. Notes, 144A	10.500	04/24/26		278	278,047

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		1,725	1,716,016
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250% (original cost $3,341,899; purchased 04/03/19)(f)	10.750	11/01/23	EUR	3,000	2,330,016
Sr. Sec’d. Notes, 144A (original cost $2,393,467; purchased 07/24/20 - 10/09/20)(f)	10.750	09/30/23	EUR	2,066	2,634,107

Scientific Games International, Inc., Gtd. Notes, 144A	8.250	03/15/26		450	476,123
					8,139,050

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.9%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500%	07/08/26	GBP	3,400	$5,659,752
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		440	483,728
Gtd. Notes	4.875	10/01/49		2,980	3,368,367

Picard Bondco SA (France), Gtd. Notes	5.500	11/30/24	EUR	2,300	2,852,274
					12,364,121
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(h)	7.375	12/01/25		400	515,125
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		1,860	2,231,896
					2,747,021
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,900	3,186,830
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	965,939
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		125	153,906
Southern Co. Gas Capital Corp., Gtd. Notes(h)	4.400	06/01/43		1,375	1,636,858
					5,943,533
Healthcare-Products 0.3%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	500	686,973
Gtd. Notes	2.250	03/07/39	EUR	705	1,050,230
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,618,515
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	1,123,288
					4,479,006

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750%	11/15/22	450	$466,220
Sr. Unsec’d. Notes	4.500	05/15/42	530	634,593
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	817,859
Sr. Unsec’d. Notes	4.650	01/15/43	120	153,104
Sr. Unsec’d. Notes	5.100	01/15/44	515	698,001

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	25	25,691
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	96,923
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	3,175	3,466,520
Tenet Healthcare Corp., Sec’d. Notes, 144A	6.250	02/01/27	25	26,338
				6,385,249
Home Builders 0.7%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	3,625	4,071,556
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	1,792	2,012,566
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,560	2,894,008
				8,978,130
Insurance 0.9%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	298,136
Sr. Unsec’d. Notes	6.100	10/01/41	280	407,068
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	474,423
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,949,297

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	1,052,938
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	3,125	3,825,838
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	975	1,185,874

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(h)	4.900%	09/15/44	1,950	$2,546,411
Sub. Notes, 144A	6.850	12/16/39	54	82,167
				11,822,152
Iron/Steel 0.0%
Metinvest BV (Ukraine), Sr. Unsec’d. Notes, 144A(a)	7.650	10/01/27	320	346,153
Lodging 0.3%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27	1,910	2,051,692
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	75	77,092
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	1,000	1,119,108
				3,247,892
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	51,445
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,381,870
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	1,407	1,462,404
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	3,554,365
Sr. Sec’d. Notes	6.484	10/23/45	585	798,009

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27	2,785	1,768,937
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,525	1,655,001
				10,620,586
Mining 0.2%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	2,060,490

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.9%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24		6,525	$6,286,701
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5,675	5,237,846
					11,524,547
Oil & Gas 3.1%
Antero Resources Corp., Gtd. Notes	5.625	06/01/23		3,500	3,455,951
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		974	1,100,575
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		1,225	1,169,700

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,835	2,144,249
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		500	480,766
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		2,125	2,277,991
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		275	364,882
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		2,700	2,793,489
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		730	768,718
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		2,020	2,137,420

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	738,590
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes(a)	5.250	04/28/27		978	1,013,355
Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,020	2,299,789
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.264(s)	10/10/36		3,000	1,467,263
Sr. Unsec’d. Notes	6.450	09/15/36		750	822,030
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.093	01/15/30		529	580,435
Gtd. Notes	5.375	10/01/29	GBP	800	1,272,607
Gtd. Notes	6.625	01/16/34	GBP	2,605	4,436,763
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	295	348,664
Gtd. Notes	6.350	02/12/48		2,238	1,874,833

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.500%	03/13/27		410	$424,330
Gtd. Notes	6.500	01/23/29		1,275	1,267,929
Gtd. Notes	6.840	01/23/30		405	406,362
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	120,293

Range Resources Corp., Gtd. Notes(a)	9.250	02/01/26		3,400	3,702,860
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		5,100	2,834,071
Gtd. Notes, 144A	8.000	02/01/27		1,500	782,400
					41,086,315
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	124,032
Packaging & Containers 0.9%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	9,000	11,210,047
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,190	1,247,506
					12,457,553
Pharmaceuticals 2.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		2,500	2,933,549
Sr. Unsec’d. Notes	4.500	05/14/35		4,085	5,031,536
Sr. Unsec’d. Notes	4.550	03/15/35		4,155	5,135,025
Sr. Unsec’d. Notes	4.700	05/14/45		940	1,186,511
Sr. Unsec’d. Notes	4.850	06/15/44		2,060	2,631,891
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	411,983
Gtd. Notes, 144A	6.250	02/15/29		1,200	1,287,563
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(h)	4.125	06/15/39		615	761,255
Sr. Unsec’d. Notes(h)	4.350	11/15/47		2,100	2,707,927
Sr. Unsec’d. Notes(h)	5.000	08/15/45		1,510	2,086,227

Cigna Corp., Gtd. Notes	4.375	10/15/28		3,990	4,742,692

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	5.050%	03/25/48	690	$902,826
Sr. Unsec’d. Notes	5.125	07/20/45	1,315	1,717,158
Sr. Unsec’d. Notes	5.300	12/05/43	485	637,934

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	520	673,022
Viatris, Inc., Gtd. Notes, 144A	4.000	06/22/50	2,190	2,440,512
				35,287,611
Pipelines 1.3%
Energy Transfer Operating LP,
Gtd. Notes	5.150	03/15/45	55	57,534
Gtd. Notes	5.300	04/15/47	125	131,833
Gtd. Notes	6.250	04/15/49	75	88,664
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,160,636

Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54	2,700	3,289,613
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	496	570,535
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	134,065
Sr. Unsec’d. Notes(h)	5.150	10/15/43	1,350	1,652,624

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	172,891
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22	150	156,487
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27	500	575,266

ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	1,168,244
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,525	1,565,862
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	2,062,634

Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	60	63,789
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,750	1,753,343
Gtd. Notes, 144A	7.500	10/01/25	125	133,012

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000%	07/01/22		75	$76,857
Sr. Unsec’d. Notes(a)	5.300	03/01/48		910	932,573
					17,746,462
Real Estate 0.6%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24		1,655	1,695,294
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,686,768
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,425	2,482,797
					7,864,859
Retail 1.9%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,000	1,043,325
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	250	310,829
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	8,700	10,402,138
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20(d)		2,975	1,365,098
Sr. Unsec’d. Notes	8.625	06/15/20(d)		1,703	797,428

JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750	10/20/30		1,800	1,897,974
L Brands, Inc., Gtd. Notes(a)	5.625	10/15/23		2,855	3,093,643
Macy’s Retail Holdings LLC, Gtd. Notes	4.300	02/15/43		705	526,687
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		1,225	1,234,701
Gtd. Notes(a)	5.625	12/01/25		4,275	4,403,632
					25,075,455
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	340,262

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 1.5%
Altice France SA (France),
Sr. Sec’d. Notes	3.375%	01/15/28	EUR	1,550	$1,865,175
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	2,300	2,767,679
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		1,542	1,537,986
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		929	895,591
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		318	305,484

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		629	642,314
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24		763	722,875
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25		238	144,179
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		454	386,670
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		603	606,417
Sr. Sec’d. Notes, 144A	8.750	05/25/24		1,138	1,187,667

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		2,050	1,690,490
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		2,500	3,063,121
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $1,601,875; purchased 01/31/20)(f)	5.500	08/01/23(d)		2,000	1,396,592
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	510,800
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		825	1,019,504
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A(a)	4.500	04/27/31		515	547,350
					19,289,894
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	109,745

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.2%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750%	10/10/24	2,255	$2,353,283

Total Corporate Bonds (cost $421,918,606)				446,965,963
Municipal Bonds 1.8%
California 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	921,311
Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	3,610	4,951,223
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	760,362
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	829,049
				7,461,945
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,935,583
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	360	542,268
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	865	965,686
				1,507,954
New Jersey 0.3%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	3,340,980
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	280,964
				3,621,944
New York 0.0%
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	400	627,732

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	180	$254,851
Puerto Rico 0.7%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Taxable, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	7,846	8,781,165
Texas 0.0%
City of San Antonio TX Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	154,839

Total Municipal Bonds (cost $20,556,993)				24,346,013
Residential Mortgage-Backed Securities 5.3%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.320(c)	03/27/36	3,922	3,895,562
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	0.300(c)	05/27/36	179	178,366
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.335(c)	05/26/37	427	425,110
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.764(c)	09/26/45	1,039	1,051,020
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	04/25/28	802	802,378
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	08/25/28	572	573,042
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980(c)	10/25/28	1,795	1,803,689

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.283(cc)	09/15/21	16,065	15,968,988
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.644(c)	11/01/23	17,200	17,208,657
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	2.967(cc)	02/25/37	70	70,574
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.144(c)	01/25/57	2,171	2,187,382

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
CIM Trust, (cont’d.)
Series 2017-06, Class A1, 144A	3.015%(cc)	06/25/57	1,372	$1,373,933

Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.180(c)	01/25/40	200	200,062
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.830(c)	11/25/28	1,893	1,896,554
FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	01/25/49	700	706,603
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	6,343	6,364,478
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.270(c)	01/26/37	1,332	1,320,296
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.270(c)	10/26/36	1,070	1,061,881
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.270(c)	10/26/36	1,400	1,352,185

Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	10/25/28	550	551,225
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	2.957(cc)	07/25/35	52	51,446
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.880(c)	04/25/46	1,518	1,520,495

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.880(c)	01/25/48	2,692	2,701,403
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.680(c)	07/25/28	310	310,037
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.530(c)	03/25/28	92	92,249
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.830(c)	03/25/28	1,240	1,245,854
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.280(c)	10/25/30	2,080	2,088,336
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.130(c)	10/25/30	1,315	1,329,831
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.730(c)	10/25/30	1,025	1,044,106

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.368%(cc)	12/25/33		358	$371,084

Total Residential Mortgage-Backed Securities (cost $69,013,645)					69,746,826
Sovereign Bonds 9.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125(cc)	07/09/30		6,536	2,506,749
Sr. Unsec’d. Notes	0.125(cc)	07/09/35		4,565	1,565,079

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	710,964
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		566	593,149
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333	02/15/28		5,256	5,727,392
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.875	01/30/60		1,570	1,641,797
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30		291	125,414
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		3,630	3,753,615
Hellenic Republic Government Bond (Greece),
Bonds	3.650(cc)	02/24/23	EUR	767	1,006,508
Bonds	3.650(cc)	02/24/24	EUR	1,399	1,901,411
Bonds	3.650(cc)	02/24/25	EUR	533	744,601
Bonds	3.650(cc)	02/24/26	EUR	1,779	2,552,407
Bonds	3.650(cc)	02/24/27	EUR	571	837,360
Bonds	3.650(cc)	02/24/28	EUR	2,869	4,293,171
Bonds	3.650(cc)	02/24/29	EUR	1,658	2,521,639
Bonds	3.650(cc)	02/24/30	EUR	637	982,817
Bonds	3.650(cc)	02/24/31	EUR	1,831	2,869,736
Bonds	3.650(cc)	02/24/32	EUR	2,271	3,634,162
Bonds	3.650(cc)	02/24/33	EUR	539	869,687
Bonds	3.650(cc)	02/24/34	EUR	1,687	2,767,040
Bonds	3.650(cc)	02/24/35	EUR	2,383	3,946,180
Bonds	3.650(cc)	02/24/36	EUR	506	848,150
Bonds	3.650(cc)	02/24/37	EUR	601	1,021,261
Bonds	3.650(cc)	02/24/38	EUR	793	1,363,401
Bonds	3.650(cc)	02/24/39	EUR	1,830	3,183,984
Bonds	3.650(cc)	02/24/40	EUR	504	887,498
Bonds	3.650(cc)	02/24/41	EUR	555	984,287
Bonds	3.650(cc)	02/24/42	EUR	512	918,900

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	5,485	$9,718,627
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	3,308,088
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	500,043
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	1,019,567
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,910	3,730,074
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	3,632,777
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	775	1,137,916

Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752	03/09/23		1,900	1,866,891
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	680,905
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	2,250	3,064,072
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23(d)		600	218,495
Sr. Unsec’d. Notes, 144A	9.950	06/09/21(d)		1,650	614,801
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	3,860	6,967,131
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		2,300	2,936,375
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	1,000	1,628,247
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,349	3,548,604
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,000	4,965,191
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		3,045	2,953,860

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		1,000	1,003,914
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		1,900	2,140,459
Sr. Unsec’d. Notes	7.750	09/01/21		350	360,020
Sr. Unsec’d. Notes	7.750	09/01/22		1,000	1,061,514
Sr. Unsec’d. Notes	8.994	02/01/24		350	393,809
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,765	3,187,693
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		1,650	1,697,239
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		1,960	2,080,566
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	900,135
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		1,800	2,186,577

Total Sovereign Bonds (cost $103,116,515)					122,261,949

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 1.7%
U.S. Treasury Bonds(k)	2.500%	02/15/45	3,760	$4,311,075
U.S. Treasury Bonds(k)	3.625	08/15/43	2,645	3,606,292
U.S. Treasury Notes	0.875	11/15/30	470	461,114
U.S. Treasury Notes(k)	2.250	11/15/24	3,960	4,255,453
U.S. Treasury Notes(k)	2.250	11/15/27	150	165,141
U.S. Treasury Notes(k)	2.500	02/28/21	210	210,369
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	840	703,992
U.S. Treasury Strips Coupon(h)	1.467(s)	11/15/41	995	682,780
U.S. Treasury Strips Coupon	2.174(s)	05/15/29	2,820	2,584,376
U.S. Treasury Strips Coupon(h)	2.878(s)	05/15/31	2,100	1,839,469
U.S. Treasury Strips Coupon	3.042(s)	11/15/35	2,255	1,787,528
U.S. Treasury Strips Coupon(h)	3.202(s)	08/15/40	2,995	2,110,071

Total U.S. Treasury Obligations (cost $19,879,038)				22,717,660

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,719,465)	132,434	386,482

Total Long-Term Investments (cost $1,125,157,063)		1,180,448,338

Short-Term Investments 13.2%
Affiliated Mutual Funds 11.4%
PGIM Core Ultra Short Bond Fund(wa)	125,847,319	125,847,319

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $24,929,330; includes $24,925,758 of cash collateral for securities on loan)(b)(wa)	24,969,859	$24,959,871

Total Affiliated Mutual Funds (cost $150,776,649)		150,807,190
Options Purchased*~ 1.8%
(cost $75,921,771)		23,789,938

Total Short-Term Investments (cost $226,698,420)		174,597,128

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $1,351,855,483)		1,355,045,466
Options Written*~ (1.8)%
(premiums received $73,954,077)		(23,172,946)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.6% (cost $1,277,901,406)		1,331,872,520
Liabilities in excess of other assets(z) (0.6)%		(7,863,114)

Net Assets 100.0%		$1,324,009,406

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $29,261,014 and 2.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,355,835; cash collateral of $24,925,758 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,337,241. The aggregate value of $6,360,715 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00		—	AUD	66,900	$6,499,939
Currency Option EUR vs USD	Call	Deutsche Bank AG	02/12/21	1.32		—	EUR	19,688	3
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.21		—	EUR	6,563	213,031
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10		—		30,000	2,144,458
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90		—		60,000	235,219
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/01/21	8.00		—		51,750	492
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	6.20		—		30,000	2,089,656
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	04/19/21	7.60		—		20,000	1,201
Currency Option USD vs CNH	Call	Deutsche Bank AG	01/26/22	7.05		—		21,000	163,378
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	01/26/22	7.45		—		42,000	153,860

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	6.90		—		10,000	$208,790
Currency Option USD vs ILS	Call	BNP Paribas S.A.	04/29/21	3.90		—		10,000	2,672
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60		—		38,250	92,248
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95		—		38,250	20,596
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00		—		39,000	542
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00		—		25,000	91
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00		—		78,000	21
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	87.00		—		50,000	9
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	03/01/21	86.00		—		20,600	23
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00		—		35,500	33,885
Currency Option USD vs JPY	Call	Deutsche Bank AG	05/27/22	114.00		—		23,500	99,274
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00		—		39,000	342,980
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	03/11/21	1,300.00		—		15,750	688
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00		—		12,150	9,724
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00		—		25,000	20,009
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,370.00		—		74,300	7,025
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00		—		36,000	69,331
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00		—		36,000	8,010
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/11/21	28.50		—		21,000	7
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50		—		17,500	309,236
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00		—		35,000	89,102

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25		—		17,000	$31,970
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00		—		34,000	3,929
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00		—		39,000	460,464
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00		—		78,000	98,953
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/23/22	22.50		—		21,000	815,269
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00		—		34,500	526,939
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50		—		69,000	389,281
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00		—		28,000	89,151
Currency Option USD vs RUB	Call	Deutsche Bank AG	02/10/21	96.00		—		20,500	152
Currency Option USD vs RUB	Call	JPMorgan Chase Bank, N.A.	03/02/21	110.00		—		22,500	939
Currency Option USD vs RUB	Call	Citibank, N.A.	03/24/21	100.00		—		10,250	3,622
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00		—		39,000	1,460,996
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00		—		78,000	257,879
Currency Option USD vs RUB	Call	Deutsche Bank AG	11/19/21	78.00		—		10,250	549,540
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00		—		39,000	6,887
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00		—		78,000	908
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	02/04/21	23.50		—		21,000	—
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50		—		17,500	188,399
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00		—		35,000	8,932
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	17.50		—		21,000	996,721
Currency Option AUD vs JPY	Put	Deutsche Bank AG	03/18/21	55.00		—	AUD	27,000	74

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00		—	AUD	216,000	$78,309
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00		—	AUD	216,000	78,309
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00		—	AUD	216,000	368,567
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00		—	AUD	144,000	209,402
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00		—	AUD	72,000	262,508
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	75.00		—	AUD	27,000	444,646
Currency Option GBP vs USD	Put	Deutsche Bank AG	03/31/21	1.12		—	GBP	25,800	388
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.11		—	GBP	38,800	2,105
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21		—	GBP	19,400	8,596
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.14		—	GBP	74,000	22,726
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22		—	GBP	37,000	45,942
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	01/26/22	1.25		—	GBP	25,800	300,819
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75		—		78,000	78
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85		—		39,000	18,595
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/18/21	90.00		—		46,000	8
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.50		—		46,000	745,631
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00		—		14,000	2,338,165
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	03/11/21	24.00		—		21,000	208
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	04/07/21	24.00		—		40,000	1,042
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	25.80		—		20,000	157,389
Total Options Purchased (cost $75,921,771)								$23,789,938

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00		—	AUD	66,900	$(6,499,939)
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.31		—	EUR	26,250	(143,807)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10		—		30,000	(2,144,458)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90		—		60,000	(235,219)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	7.50		—		60,000	(1,809,042)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	01/26/22	7.05		—		21,000	(163,378)
Currency Option USD vs CNH	Call	Deutsche Bank AG	01/26/22	7.45		—		42,000	(153,860)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	7.60		—		30,000	(215,139)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60		—		38,250	(92,248)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95		—		38,250	(20,596)
Currency Option USD vs ILS	Call	BNP Paribas S.A.	08/27/21	3.40		—		10,000	(101,413)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00		—		39,000	(542)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	81.00		—		25,000	(91)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00		—		78,000	(21)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00		—		50,000	(9)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00		—		35,500	(33,885)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	02/23/22	84.00		—		20,600	(131,425)
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00		—		39,000	(342,979)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,240.00		—		37,150	(29,734)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00		—		24,300	(2,297)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00		—		50,000	(4,727)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00		—		36,000	(69,331)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00		—		36,000	$(8,010)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	10/27/21	1,225.00		—		15,750	(104,578)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50		—		17,500	(309,236)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00		—		35,000	(89,102)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25		—		17,000	(31,970)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00		—		34,000	(3,928)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00		—		39,000	(460,464)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		39,000	(49,477)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		39,000	(49,477)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/23/22	25.75		—		42,000	(679,131)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00		—		34,500	(526,939)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50		—		69,000	(389,281)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00		—		28,000	(89,151)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00		—		39,000	(1,460,996)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00		—		78,000	(257,879)
Currency Option USD vs RUB	Call	Deutsche Bank AG	11/19/21	87.00		—		20,500	(494,628)
Currency Option USD vs RUB	Call	Deutsche Bank AG	11/19/21	90.00		—		10,250	(196,277)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00		—		39,000	(6,887)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00		—		78,000	(908)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50		—		17,500	(188,399)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00		—		35,000	(8,932)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	20.50		—		42,000	$(865,590)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00		—	AUD	432,000	(156,618)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00		—	AUD	108,000	(184,284)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00		—	AUD	108,000	(184,284)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00		—	AUD	144,000	(209,402)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00		—	AUD	72,000	(262,508)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	69.00		—	AUD	54,000	(408,084)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11		—	GBP	38,800	(2,105)
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.21		—	GBP	19,400	(8,596)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14		—	GBP	74,000	(22,726)
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.22		—	GBP	37,000	(45,942)
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	01/26/22	1.16		—	GBP	51,600	(227,742)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75		—		78,000	(78)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85		—		39,000	(18,595)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	95.00		—		92,000	(503,090)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00		—		14,000	(2,338,165)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	24.30		—		60,000	(135,347)
Total Options Written (premiums received $73,954,077)								$(23,172,946)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
40	10 Year U.S. Ultra Treasury Notes	Mar. 2021	$6,153,125	$(115,188)
75	20 Year U.S. Treasury Bonds	Mar. 2021	12,653,906	(456,458)
113	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	23,133,219	(1,275,065)
				(1,846,711)
Short Positions:
10	30 Day Federal Funds	Apr. 2022	3,997,000	5,184
58	30 Day Federal Funds	May 2022	23,182,600	31,224
48	30 Day Federal Funds	Jun. 2022	19,185,600	24,881
14	30 Day Federal Funds	Jul. 2022	5,595,520	7,817
4,309	2 Year U.S. Treasury Notes	Mar. 2021	952,188,006	(972,555)
305	5 Year Euro-Bobl	Mar. 2021	50,060,454	(47,599)
638	5 Year U.S. Treasury Notes	Mar. 2021	80,308,250	(3,213)
390	10 Year Euro-Bund	Mar. 2021	83,889,678	(63,940)
1,391	10 Year U.S. Treasury Notes	Mar. 2021	190,610,469	667,363
273	Euro Schatz Index	Mar. 2021	37,211,521	(2,076)
				(352,914)
				$(2,199,625)
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 03/31/21	Morgan Stanley & Co. International PLC	AUD	481	$370,000	$367,553	$—	$(2,447)
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	1,055	802,000	806,379	4,379	—
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	9,489	6,279,171	7,256,260	977,089	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	6,597	4,538,898	5,044,625	505,727	—
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	2,134	1,412,921	1,632,431	219,510	—
Expiring 01/28/22	Citibank, N.A.	AUD	1,415	929,273	1,083,366	154,093	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	5,569	4,204,659	4,263,798	59,139	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,097	2,434,274	226,177	—
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	3,423	648,000	625,513	—	(22,487)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	14,233	$2,738,393	$2,601,077	$—	$(137,316)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	3,437	657,000	628,197	—	(28,803)
Expiring 02/02/21	Morgan Stanley & Co. International PLC	BRL	3,311	622,000	605,008	—	(16,992)
Expiring 02/26/21	Deutsche Bank AG	BRL	12,598	2,206,000	2,300,902	94,902	—
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	18,191	3,404,155	3,321,857	—	(82,298)
Expiring 03/31/21	Barclays Bank PLC	BRL	1,744	333,000	318,177	—	(14,823)
Expiring 03/31/21	Citibank, N.A.	BRL	24,032	5,817,900	4,384,621	—	(1,433,279)
Expiring 03/31/21	Deutsche Bank AG	BRL	40,047	9,085,000	7,306,487	—	(1,778,513)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	31,478	7,523,532	5,743,221	—	(1,780,311)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	11,481	2,088,000	2,094,790	6,790	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	1,118	211,000	203,971	—	(7,029)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	BRL	9,251	1,682,896	1,686,363	3,467	—
Expiring 05/28/21	Deutsche Bank AG	BRL	17,496	3,297,000	3,184,174	—	(112,826)
Expiring 09/30/21	Bank of America, N.A.	BRL	66,197	14,993,000	11,943,168	—	(3,049,832)
Expiring 09/30/21	Bank of America, N.A.	BRL	38,490	9,030,000	6,944,369	—	(2,085,631)
Expiring 09/30/21	Deutsche Bank AG	BRL	17,668	3,883,000	3,187,568	—	(695,432)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	4,795	901,592	865,127	—	(36,465)
Expiring 01/28/22	Citibank, N.A.	BRL	2,966	560,000	528,671	—	(31,329)
Expiring 01/28/22	Deutsche Bank AG	BRL	25,948	4,434,000	4,624,531	190,531	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	15,244	2,727,534	2,716,890	—	(10,644)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	19,492	3,580,779	3,473,949	—	(106,830)
British Pound,
Expiring 03/31/21	Citibank, N.A.	GBP	356	481,000	487,933	6,933	—
Expiring 03/31/21	Goldman Sachs International	GBP	296	401,212	405,774	4,562	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	451	600,000	618,211	18,211	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	299	404,000	410,333	6,333	—
Expiring 04/29/21	Citibank, N.A.	GBP	371	462,381	508,571	46,190	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	GBP	696	$925,130	$954,084	$28,954	$—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	GBP	1,632	2,169,516	2,237,474	67,958	—
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	5,003	3,935,758	3,912,952	—	(22,806)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	720,555	974,000	981,154	7,154	—
Expiring 03/17/21	Citibank, N.A.	CLP	596,861	812,000	812,723	723	—
Expiring 03/17/21	Citibank, N.A.	CLP	299,250	419,000	407,478	—	(11,522)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	252,855	354,000	344,304	—	(9,696)
Expiring 10/29/21	Deutsche Bank AG	CLP	1,903,558	2,405,000	2,594,781	189,781	—
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	10,437	1,595,000	1,617,600	22,600	—
Expiring 02/08/21	Citibank, N.A.	CNH	4,347	674,000	673,744	—	(256)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	81,594	12,114,613	12,646,462	531,849	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	5,237	803,000	811,650	8,650	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	3,561	539,000	551,881	12,881	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	17,513	2,670,000	2,714,346	44,346	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	6,654	1,032,000	1,031,359	—	(641)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	4,233	642,000	656,020	14,020	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	2,704	413,000	419,131	6,131	—
Expiring 05/14/21	Citibank, N.A.	CNH	43,724	6,265,983	6,732,091	466,108	—
Expiring 06/30/21	BNP Paribas S.A.	CNH	2,582	396,000	396,420	420	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	1,755	248,000	269,408	21,408	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	CNH	3,448	523,255	529,327	6,072	—
Expiring 07/30/21	Deutsche Bank AG	CNH	4,095	602,000	627,440	25,440	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	CNH	4,612	698,515	706,668	8,153	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	CNH	3,291	497,363	498,787	1,424	—
Colombian Peso,
Expiring 03/17/21	Goldman Sachs International	COP	2,862,740	823,000	800,737	—	(22,263)
Expiring 03/17/21	Goldman Sachs International	COP	2,072,049	593,000	579,573	—	(13,427)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/17/21	Goldman Sachs International	COP	2,016,755	$579,000	$564,107	$—	$(14,893)
Czech Koruna,
Expiring 04/19/21	Barclays Bank PLC	CZK	41,889	1,943,819	1,953,752	9,933	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	77,795	3,611,558	3,628,396	16,838	—
Euro,
Expiring 03/31/21	BNP Paribas S.A.	EUR	336	414,000	408,240	—	(5,760)
Expiring 03/31/21	Citibank, N.A.	EUR	377	461,000	458,409	—	(2,591)
Expiring 03/31/21	HSBC Bank USA, N.A.	EUR	1,333	1,627,473	1,620,393	—	(7,080)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	2,714	3,286,350	3,300,055	13,705	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	668	812,000	812,708	708	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	1,110	1,350,309	1,349,209	—	(1,100)
Expiring 08/31/21	HSBC Bank USA, N.A.	EUR	3,462	4,141,923	4,221,743	79,820	—
Expiring 11/22/21	Deutsche Bank AG	EUR	417	496,797	509,441	12,644	—
Indian Rupee,
Expiring 02/26/21	Citibank, N.A.	INR	51,984	659,000	710,658	51,658	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	69,202	884,822	946,031	61,209	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	59,935	785,203	819,341	34,138	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	296,308	3,993,909	4,050,706	56,797	—
Expiring 03/17/21	Citibank, N.A.	INR	328,673	4,399,843	4,474,730	74,887	—
Expiring 03/17/21	Citibank, N.A.	INR	101,815	1,383,000	1,386,166	3,166	—
Expiring 03/17/21	Credit Suisse International	INR	159,256	2,136,160	2,168,199	32,039	—
Expiring 03/17/21	Credit Suisse International	INR	75,830	1,035,000	1,032,395	—	(2,605)
Expiring 03/17/21	Goldman Sachs International	INR	77,409	1,051,000	1,053,893	2,893	—
Expiring 03/17/21	Goldman Sachs International	INR	75,035	1,022,000	1,021,571	—	(429)
Expiring 03/17/21	Goldman Sachs International	INR	58,884	804,000	801,680	—	(2,320)
Expiring 03/17/21	Goldman Sachs International	INR	48,350	657,000	658,263	1,263	—
Expiring 03/17/21	Goldman Sachs International	INR	45,779	613,000	623,258	10,258	—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	212,341	2,848,939	2,890,932	41,993	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	194,929	$2,616,724	$2,653,876	$37,152	$—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	63,266	860,000	861,337	1,337	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	187,285	2,516,529	2,549,802	33,273	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	95,554	1,280,236	1,300,919	20,683	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	47,953	651,000	652,854	1,854	—
Expiring 03/17/21	Standard Chartered	INR	62,393	850,000	849,457	—	(543)
Expiring 03/17/21	UBS AG	INR	61,354	836,000	835,307	—	(693)
Expiring 03/17/21	UBS AG	INR	48,217	657,000	656,447	—	(553)
Expiring 03/31/21	Barclays Bank PLC	INR	25,533	348,000	346,609	—	(1,391)
Expiring 03/31/21	Citibank, N.A.	INR	43,808	594,000	594,681	681	—
Expiring 04/29/21	Barclays Bank PLC	INR	27,945	374,346	378,232	3,886	—
Expiring 04/29/21	HSBC Bank USA, N.A.	INR	109,273	1,421,072	1,479,005	57,933	—
Expiring 09/30/21	Goldman Sachs International	INR	242,481	3,183,000	3,221,919	38,919	—
Expiring 09/30/21	HSBC Bank USA, N.A.	INR	181,781	2,268,006	2,415,376	147,370	—
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	7,813,384	548,000	553,768	5,768	—
Expiring 03/17/21	Citibank, N.A.	IDR	7,630,992	538,000	540,841	2,841	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	94,490,767	6,605,436	6,696,967	91,531	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	10,501,827	735,000	744,310	9,310	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	7,985,274	561,000	565,951	4,951	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	7,968,798	558,000	564,783	6,783	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	13,286,920	941,000	941,701	701	—
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	26,425	8,089,115	8,054,715	—	(34,400)
Expiring 03/17/21	Barclays Bank PLC	ILS	17,987	5,485,634	5,482,621	—	(3,013)
Expiring 06/30/21	Bank of America, N.A.	ILS	27,438	7,937,000	8,384,095	447,095	—
Japanese Yen,
Expiring 03/31/21	Barclays Bank PLC	JPY	50,624	490,000	483,614	—	(6,386)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	JPY	60,859	584,000	581,394	—	(2,606)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	JPY	228,743	2,200,109	2,185,697	—	(14,412)
Expiring 05/28/21	Citibank, N.A.	JPY	645,078	6,035,197	6,166,648	131,451	—
Expiring 05/28/21	Citibank, N.A.	JPY	611,997	5,924,174	5,850,406	—	(73,768)
Expiring 05/28/21	Citibank, N.A.	JPY	271,341	2,586,541	2,593,895	7,354	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/28/21	Deutsche Bank AG	JPY	173,618	$1,594,000	$1,659,712	$65,712	$—
Expiring 01/28/22	Citibank, N.A.	JPY	538,981	5,262,454	5,170,488	—	(91,966)
Expiring 01/28/22	Deutsche Bank AG	JPY	153,253	1,470,000	1,470,166	166	—
Expiring 01/28/22	Deutsche Bank AG	JPY	102,273	944,000	981,114	37,114	—
Expiring 05/31/22	Deutsche Bank AG	JPY	662,163	6,130,000	6,365,046	235,046	—
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,738,878	—	(379,122)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,219,999	4,840,014	—	(379,985)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	8,490,511	—	(480,489)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	8,308,388	45,430	—
Mexican Peso,
Expiring 02/26/21	Citibank, N.A.	MXN	255,155	10,122,000	12,411,860	2,289,860	—
Expiring 02/26/21	Deutsche Bank AG	MXN	81,873	3,833,000	3,982,651	149,651	—
Expiring 03/17/21	Barclays Bank PLC	MXN	12,807	648,000	621,544	—	(26,456)
Expiring 03/17/21	Citibank, N.A.	MXN	13,163	657,000	638,809	—	(18,191)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	14,622	716,000	709,628	—	(6,372)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	13,060	657,000	633,839	—	(23,161)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	150,245	7,384,432	7,291,730	—	(92,702)
Expiring 03/31/21	BNP Paribas S.A.	MXN	7,680	383,000	372,116	—	(10,884)
Expiring 03/31/21	Citibank, N.A.	MXN	29,076	1,450,528	1,408,742	—	(41,786)
Expiring 04/29/21	Bank of America, N.A.	MXN	24,768	1,087,887	1,196,736	108,849	—
Expiring 04/29/21	Goldman Sachs International	MXN	33,087	1,380,000	1,598,670	218,670	—
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	38,781	1,521,777	1,873,794	352,017	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	66,328	3,022,811	3,204,795	181,984	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	316,200	14,891,000	15,277,944	386,944	—
Expiring 02/25/22	Bank of America, N.A.	MXN	47,307	2,005,107	2,211,337	206,230	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	3,006,698	3,231,128	224,430	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	10,272,199	533,199	—
New Taiwanese Dollar,
Expiring 03/17/21	Citibank, N.A.	TWD	58,140	2,094,000	2,086,240	—	(7,760)
Expiring 03/17/21	Citibank, N.A.	TWD	34,401	1,241,000	1,234,397	—	(6,603)
Expiring 03/17/21	Citibank, N.A.	TWD	34,397	1,236,000	1,234,258	—	(1,742)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/17/21	Credit Suisse International	TWD	46,756	$1,682,000	$1,677,758	$—	$(4,242)
Expiring 03/17/21	Credit Suisse International	TWD	34,480	1,247,000	1,237,233	—	(9,767)
Expiring 03/17/21	Credit Suisse International	TWD	28,625	1,028,000	1,027,141	—	(859)
Expiring 03/17/21	Credit Suisse International	TWD	18,554	672,000	665,772	—	(6,228)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	35,105	1,263,000	1,259,679	—	(3,321)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	22,744	819,000	816,112	—	(2,888)
Expiring 03/31/21	BNP Paribas S.A.	TWD	18,724	681,750	673,396	—	(8,354)
Expiring 03/31/21	Citibank, N.A.	TWD	35,820	1,300,657	1,288,212	—	(12,445)
Expiring 03/31/21	Citibank, N.A.	TWD	16,304	592,000	586,342	—	(5,658)
Expiring 06/30/21	Citibank, N.A.	TWD	99,075	3,647,274	3,604,313	—	(42,961)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	110,463	3,861,000	4,018,630	157,630	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	164,717	6,058,000	6,059,808	1,808	—
Peruvian Nuevo Sol,
Expiring 03/17/21	Citibank, N.A.	PEN	2,612	721,000	717,918	—	(3,082)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	53,885	1,115,000	1,118,951	3,951	—
Expiring 03/17/21	Citibank, N.A.	PHP	46,945	975,000	974,851	—	(149)
Expiring 03/17/21	Citibank, N.A.	PHP	29,985	621,000	622,659	1,659	—
Expiring 03/17/21	The Toronto-Dominion Bank	PHP	36,045	746,000	748,504	2,504	—
Russian Ruble,
Expiring 02/26/21	Deutsche Bank AG	RUB	167,613	2,119,000	2,210,472	91,472	—
Expiring 02/26/21	Goldman Sachs International	RUB	233,119	3,365,000	3,074,361	—	(290,639)
Expiring 03/17/21	Barclays Bank PLC	RUB	63,344	833,000	833,552	552	—
Expiring 03/17/21	Barclays Bank PLC	RUB	60,067	811,000	790,421	—	(20,579)
Expiring 03/17/21	Goldman Sachs International	RUB	305,876	4,024,553	4,025,042	489	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	72,847	985,000	958,597	—	(26,403)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	64,380	848,999	847,173	—	(1,826)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	305,876	4,075,034	4,025,042	—	(49,992)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	60,495	$821,000	$796,062	$—	$(24,938)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	49,035	664,000	645,255	—	(18,745)
Expiring 03/31/21	Barclays Bank PLC	RUB	25,393	344,000	333,581	—	(10,419)
Expiring 03/31/21	Citibank, N.A.	RUB	35,109	470,000	461,214	—	(8,786)
Expiring 03/31/21	Goldman Sachs International	RUB	25,034	337,000	328,863	—	(8,137)
Expiring 04/28/21	Barclays Bank PLC	RUB	166,688	2,212,186	2,182,469	—	(29,717)
Expiring 04/28/21	Goldman Sachs International	RUB	211,437	2,920,000	2,768,373	—	(151,627)
Expiring 04/29/21	Goldman Sachs International	RUB	88,765	1,251,000	1,162,070	—	(88,930)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	114,656	1,346,838	1,501,032	154,194	—
Expiring 06/30/21	Goldman Sachs International	RUB	610,097	7,653,000	7,929,841	276,841	—
Expiring 11/22/21	Deutsche Bank AG	RUB	153,565	1,982,000	1,962,895	—	(19,105)
Singapore Dollar,
Expiring 03/17/21	Credit Suisse International	SGD	795	595,000	598,204	3,204	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	992	742,000	746,532	4,532	—
South African Rand,
Expiring 02/26/21	Bank of America, N.A.	ZAR	3,487	212,000	229,702	17,702	—
Expiring 02/26/21	Barclays Bank PLC	ZAR	54,936	3,134,724	3,618,449	483,725	—
Expiring 02/26/21	Deutsche Bank AG	ZAR	17,092	1,095,000	1,125,776	30,776	—
Expiring 02/26/21	Goldman Sachs International	ZAR	141,052	7,756,000	9,290,570	1,534,570	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	ZAR	11,570	781,763	762,078	—	(19,685)
Expiring 03/17/21	Barclays Bank PLC	ZAR	7,908	527,000	519,222	—	(7,778)
Expiring 03/17/21	Citibank, N.A.	ZAR	15,143	974,000	994,307	20,307	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	11,441	759,000	751,214	—	(7,786)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	12,731	810,000	835,940	25,940	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	6,479	435,000	425,449	—	(9,551)
Expiring 04/29/21	Goldman Sachs International	ZAR	7,263	381,000	474,234	93,234	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	ZAR	4,739	$317,960	$309,410	$—	$(8,550)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	6,738	450,682	438,358	—	(12,324)
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	ZAR	259,809	15,802,000	16,653,117	851,117	—
Expiring 12/23/21	Goldman Sachs International	ZAR	73,237	3,878,000	4,648,689	770,689	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	10,977	706,260	683,778	—	(22,482)
South Korean Won,
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	2,097,839	1,925,577	1,875,869	—	(49,708)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	1,789,486	1,638,000	1,600,142	—	(37,858)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	1,311,610	1,208,000	1,172,830	—	(35,170)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	740,331	661,000	661,998	998	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	712,555	636,000	637,161	1,161	—
Expiring 04/29/21	Citibank, N.A.	KRW	2,323,320	1,900,031	2,078,104	178,073	—
Expiring 04/29/21	Goldman Sachs International	KRW	176,149	146,000	157,557	11,557	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	3,020,962	2,565,421	2,702,113	136,692	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	1,789,562	1,478,000	1,600,682	122,682	—
Expiring 06/30/21	Citibank, N.A.	KRW	2,613,637	2,390,813	2,338,064	—	(52,749)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	3,455,065	3,012,000	3,090,775	78,775	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	1,347,514	1,144,901	1,205,437	60,536	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	7,848,810	6,660,000	7,021,664	361,664	—
Expiring 10/29/21	Citibank, N.A.	KRW	2,376,006	2,173,283	2,125,753	—	(47,530)
Swedish Krona,
Expiring 04/19/21	Barclays Bank PLC	SEK	2,908	348,784	348,253	—	(531)
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	24,924	830,000	832,629	2,629	—
Expiring 03/17/21	Citibank, N.A.	THB	16,934	564,000	565,711	1,711	—
Expiring 03/17/21	HSBC Bank USA, N.A.	THB	19,596	655,000	654,651	—	(349)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	94,794	3,155,180	3,166,735	11,555	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	68,362	2,260,286	2,283,756	23,470	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	50,165	$1,672,000	$1,675,844	$3,844	$—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	31,296	1,043,000	1,045,506	2,506	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	26,790	896,000	894,977	—	(1,023)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	24,441	817,000	816,503	—	(497)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	21,896	736,000	731,472	—	(4,528)
Expiring 03/17/21	The Toronto-Dominion Bank	THB	16,925	564,000	565,391	1,391	—
Turkish Lira,
Expiring 02/26/21	Barclays Bank PLC	TRY	24,379	3,089,444	3,296,506	207,062	—
Expiring 02/26/21	Barclays Bank PLC	TRY	7,913	1,227,194	1,070,040	—	(157,154)
Expiring 02/26/21	Barclays Bank PLC	TRY	7,006	969,000	947,335	—	(21,665)
Expiring 02/26/21	Barclays Bank PLC	TRY	3,946	541,409	533,565	—	(7,844)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	107,674	12,965,000	14,559,739	1,594,739	—
Expiring 03/17/21	Barclays Bank PLC	TRY	17,839	2,189,270	2,392,083	202,813	—
Expiring 03/17/21	Barclays Bank PLC	TRY	6,374	787,000	854,673	67,673	—
Expiring 03/17/21	Barclays Bank PLC	TRY	6,151	813,000	824,772	11,772	—
Expiring 03/17/21	Barclays Bank PLC	TRY	4,889	648,000	655,651	7,651	—
Expiring 03/17/21	Barclays Bank PLC	TRY	4,882	652,000	654,584	2,584	—
Expiring 03/17/21	Barclays Bank PLC	TRY	3,998	525,000	536,162	11,162	—
Expiring 03/17/21	Barclays Bank PLC	TRY	3,329	443,000	446,449	3,449	—
Expiring 03/17/21	Barclays Bank PLC	TRY	2,894	381,000	388,090	7,090	—
Expiring 03/17/21	Barclays Bank PLC	TRY	2,866	355,000	384,264	29,264	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	15,505	1,907,694	2,079,101	171,407	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	6,981	897,000	907,083	10,083	—
Expiring 05/28/21	Goldman Sachs International	TRY	2,447	353,510	317,911	—	(35,599)
				$539,234,878	$543,020,178	18,431,118	(14,645,818)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	2,292	$1,773,140	$1,752,604	$20,536	$—
Expiring 04/20/21	Citibank, N.A.	AUD	1,044	802,000	798,123	3,877	—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	1,068	821,895	816,593	5,302	—
Expiring 05/28/21	Barclays Bank PLC	AUD	14,233	9,253,474	10,884,596	—	(1,631,122)
Expiring 05/28/21	Citibank, N.A.	AUD	7,064	4,440,631	5,401,817	—	(961,186)
Expiring 05/28/21	Citibank, N.A.	AUD	1,540	1,012,706	1,177,963	—	(165,257)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	1,263	953,616	967,092	—	(13,476)
Brazilian Real,
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	6,213	1,206,000	1,135,387	70,613	—
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	18,191	3,406,514	3,324,409	82,105	—
Expiring 02/26/21	Citibank, N.A.	BRL	4,705	916,000	859,213	56,787	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	BRL	7,894	1,436,951	1,441,689	—	(4,738)
Expiring 03/02/21	JPMorgan Chase Bank, N.A.	BRL	2,156	394,000	393,743	257	—
Expiring 03/31/21	BNP Paribas S.A.	BRL	3,085	579,000	562,946	16,054	—
Expiring 03/31/21	Citibank, N.A.	BRL	80,490	18,979,000	14,685,330	4,293,670	—
Expiring 03/31/21	Citibank, N.A.	BRL	5,487	993,000	1,001,157	—	(8,157)
Expiring 03/31/21	Citibank, N.A.	BRL	3,682	716,621	671,817	44,804	—
Expiring 03/31/21	Citibank, N.A.	BRL	1,668	323,000	304,338	18,662	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	15,067	3,716,626	2,749,000	967,626	—
Expiring 04/29/21	BNP Paribas S.A.	BRL	1,634	331,000	297,784	33,216	—
Expiring 04/29/21	Deutsche Bank AG	BRL	5,048	938,000	920,268	17,732	—
Expiring 04/29/21	Deutsche Bank AG	BRL	1,809	331,000	329,751	1,249	—
Expiring 04/29/21	Deutsche Bank AG	BRL	760	133,000	138,559	—	(5,559)
Expiring 05/28/21	BNP Paribas S.A.	BRL	5,489	1,110,000	998,985	111,015	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	BRL	12,007	2,178,064	2,185,188	—	(7,124)
Expiring 09/30/21	Bank of America, N.A.	BRL	47,736	11,027,000	8,612,428	2,414,572	—
Expiring 09/30/21	Deutsche Bank AG	BRL	79,414	17,683,000	14,327,804	3,355,196	—
Expiring 01/28/22	Citibank, N.A.	BRL	24,184	4,311,000	4,310,103	897	—
Expiring 01/28/22	Citibank, N.A.	BRL	2,181	414,751	388,673	26,078	—
Expiring 01/28/22	Deutsche Bank AG	BRL	37,286	8,109,155	6,645,264	1,463,891	—
British Pound,
Expiring 03/31/21	Bank of America, N.A.	GBP	320	427,000	439,050	—	(12,050)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	286	393,000	391,869	1,131	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/19/21	Barclays Bank PLC	GBP	34,964	$47,705,223	$47,926,724	$—	$(221,501)
Expiring 04/29/21	Bank of America, N.A.	GBP	1,067	1,344,911	1,462,654	—	(117,743)
Expiring 05/28/21	Bank of America, N.A.	GBP	670	844,589	918,571	—	(73,982)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	GBP	962	1,256,266	1,318,903	—	(62,637)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	625	817,100	858,289	—	(41,189)
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	918,572	1,233,479	1,250,786	—	(17,307)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	1,837,144	2,458,113	2,501,573	—	(43,460)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	918,572	1,233,231	1,250,786	—	(17,555)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	386,472	538,000	526,245	11,755	—
Expiring 10/29/21	Bank of America, N.A.	CLP	1,989,417	2,524,000	2,711,818	—	(187,818)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	9,328	1,437,000	1,445,764	—	(8,764)
Expiring 02/08/21	Citibank, N.A.	CNH	7,961	1,197,000	1,233,929	—	(36,929)
Expiring 02/08/21	Citibank, N.A.	CNH	6,789	1,046,000	1,052,177	—	(6,177)
Expiring 02/08/21	Goldman Sachs International	CNH	2,926	451,000	453,548	—	(2,548)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	51,719	7,837,000	8,015,982	—	(178,982)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	6,884	1,063,000	1,066,927	—	(3,927)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	9,385	1,450,000	1,454,562	—	(4,562)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	6,715	1,038,000	1,040,735	—	(2,735)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	6,280	934,000	973,310	—	(39,310)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	5,161	773,000	799,951	—	(26,951)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	5,064	765,000	784,925	—	(19,925)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	43,724	6,276,147	6,732,091	—	(455,944)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	7,134	1,091,000	1,095,302	—	(4,302)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	2,683	372,000	411,879	—	(39,879)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	CNH	8,706	1,228,000	1,334,108	—	(106,108)
Expiring 01/28/22	Deutsche Bank AG	CNH	3,291	478,000	498,786	—	(20,786)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	17,755,677	$4,965,026	$4,966,442	$—	$(1,416)
Expiring 03/17/21	Citibank, N.A.	COP	2,230,850	631,000	623,991	7,009	—
Expiring 03/17/21	Citibank, N.A.	COP	1,234,752	354,000	345,373	8,627	—
Expiring 03/17/21	Goldman Sachs International	COP	2,115,835	617,000	591,820	25,180	—
Expiring 03/17/21	Goldman Sachs International	COP	817,800	235,000	228,747	6,253	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	1,451,170	416,000	405,907	10,093	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	927,010	266,000	259,294	6,706	—
Euro,
Expiring 03/31/21	Bank of America, N.A.	EUR	452	555,000	549,432	5,568	—
Expiring 03/31/21	BNP Paribas S.A.	EUR	487	592,000	591,984	16	—
Expiring 03/31/21	Citibank, N.A.	EUR	361	437,000	438,682	—	(1,682)
Expiring 03/31/21	Goldman Sachs International	EUR	386	471,000	468,660	2,340	—
Expiring 04/19/21	Barclays Bank PLC	EUR	42,847	52,218,348	52,090,840	127,508	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	47,357	57,521,562	57,574,086	—	(52,524)
Expiring 04/19/21	Citibank, N.A.	EUR	801	976,667	973,811	2,856	—
Expiring 04/19/21	Citibank, N.A.	EUR	668	812,000	811,933	67	—
Expiring 04/19/21	Citibank, N.A.	EUR	539	657,000	655,310	1,690	—
Expiring 04/19/21	Goldman Sachs International	EUR	43,705	53,231,976	53,134,474	97,502	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	675	821,000	820,978	22	—
Hungarian Forint,
Expiring 04/19/21	Barclays Bank PLC	HUF	81,746	276,000	277,683	—	(1,683)
Expiring 04/19/21	Barclays Bank PLC	HUF	80,844	274,000	274,620	—	(620)
Expiring 04/19/21	Citibank, N.A.	HUF	901,488	3,037,512	3,062,276	—	(24,764)
Indian Rupee,
Expiring 02/26/21	Bank of America, N.A.	INR	179,591	2,385,000	2,455,108	—	(70,108)
Expiring 02/26/21	Citibank, N.A.	INR	82,556	1,047,000	1,128,588	—	(81,588)
Expiring 02/26/21	Goldman Sachs International	INR	66,877	870,000	914,247	—	(44,247)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	148,406	1,909,000	2,028,793	—	(119,793)
Expiring 03/17/21	Citibank, N.A.	INR	47,653	640,000	648,776	—	(8,776)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	71,808	972,000	977,639	—	(5,639)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	49,557	666,000	674,697	—	(8,697)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	35,799	481,000	487,389	—	(6,389)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	76,768	$1,033,000	$1,045,160	$—	$(12,160)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	76,645	1,036,000	1,043,480	—	(7,480)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	63,836	816,000	864,010	—	(48,010)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	32,443	429,000	439,112	—	(10,112)
Expiring 09/30/21	Bank of America, N.A.	INR	424,262	5,480,000	5,637,294	—	(157,294)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	179,467	2,319,000	2,341,841	—	(22,841)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	164,184	2,095,000	2,142,412	—	(47,412)
Indonesian Rupiah,
Expiring 03/17/21	BNP Paribas S.A.	IDR	10,060,853	706,000	713,056	—	(7,056)
Expiring 03/17/21	Citibank, N.A.	IDR	8,938,746	631,000	633,527	—	(2,527)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	11,331,760	798,000	803,131	—	(5,131)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	2,759	850,000	841,056	8,944	—
Expiring 03/17/21	Barclays Bank PLC	ILS	2,699	825,000	822,661	2,339	—
Expiring 03/17/21	Barclays Bank PLC	ILS	1,912	588,415	582,944	5,471	—
Expiring 03/17/21	Barclays Bank PLC	ILS	1,735	533,000	528,891	4,109	—
Expiring 03/17/21	Citibank, N.A.	ILS	5,625	1,748,000	1,714,485	33,515	—
Expiring 03/17/21	Citibank, N.A.	ILS	4,804	1,512,000	1,464,215	47,785	—
Expiring 03/17/21	Citibank, N.A.	ILS	2,766	846,000	843,227	2,773	—
Expiring 03/17/21	Citibank, N.A.	ILS	2,701	825,000	823,253	1,747	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	2,740	839,000	835,146	3,854	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	1,343	412,528	409,378	3,150	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	879	270,585	267,866	2,719	—
Expiring 06/30/21	Barclays Bank PLC	ILS	7,933	2,357,060	2,423,940	—	(66,880)
Expiring 06/30/21	Citibank, N.A.	ILS	19,506	5,794,000	5,960,155	—	(166,155)
Expiring 08/31/21	BNP Paribas S.A.	ILS	8,160	2,500,001	2,496,631	3,370	—
Japanese Yen,
Expiring 03/31/21	BNP Paribas S.A.	JPY	79,119	767,000	755,833	11,167	—
Expiring 03/31/21	BNP Paribas S.A.	JPY	60,901	592,000	581,795	10,205	—
Expiring 03/31/21	Goldman Sachs International	JPY	58,791	568,000	561,641	6,359	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 03/31/21	Goldman Sachs International	JPY	56,705	$548,000	$541,714	$6,286	$—
Expiring 05/28/21	Deutsche Bank AG	JPY	444,960	4,249,000	4,253,607	—	(4,607)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	941,743	8,721,029	9,002,623	—	(281,594)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	179,224	1,664,236	1,714,541	—	(50,305)
Expiring 01/28/22	Citibank, N.A.	JPY	634,903	5,972,189	6,090,685	—	(118,496)
Expiring 01/28/22	Citibank, N.A.	JPY	601,760	5,760,948	5,772,735	—	(11,787)
Expiring 01/28/22	Citibank, N.A.	JPY	410,350	3,967,301	3,936,522	30,779	—
Expiring 05/31/22	Citibank, N.A.	JPY	293,864	2,846,550	2,824,767	21,783	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	12,876,509	111,491	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	11,353,321	231,679	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,883,693	265,134	—
Expiring 10/31/23	Citibank, N.A.	JPY	46,713	447,401	453,774	—	(6,373)
Mexican Peso,
Expiring 02/26/21	Bank of America, N.A.	MXN	45,191	1,998,605	2,198,288	—	(199,683)
Expiring 02/26/21	Deutsche Bank AG	MXN	133,761	5,261,000	6,506,709	—	(1,245,709)
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	158,076	6,263,920	7,689,513	—	(1,425,593)
Expiring 03/17/21	Goldman Sachs International	MXN	54,198	2,674,000	2,630,336	43,664	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	20,369	1,028,000	988,530	39,470	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	13,804	681,000	669,926	11,074	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	10,289	512,000	499,362	12,638	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	8,774	439,000	425,818	13,182	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	3,865	196,000	187,587	8,413	—
Expiring 04/29/21	Citibank, N.A.	MXN	113,973	5,602,000	5,506,858	95,142	—
Expiring 04/29/21	Citibank, N.A.	MXN	60,163	2,907,323	2,906,923	400	—
Expiring 04/29/21	Deutsche Bank AG	MXN	57,855	2,256,000	2,795,406	—	(539,406)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	156,457	7,225,000	7,559,605	—	(334,605)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	90,716	4,246,000	4,383,146	—	(137,146)
Expiring 02/25/22	Barclays Bank PLC	MXN	45,503	1,924,000	2,126,987	—	(202,987)
Expiring 02/25/22	Deutsche Bank AG	MXN	16,101	750,000	752,612	—	(2,612)
Expiring 02/25/22	Goldman Sachs International	MXN	14,604	589,000	682,637	—	(93,637)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	$13,188,761	$13,503,327	$—	$(314,566)
New Taiwanese Dollar,
Expiring 03/17/21	BNP Paribas S.A.	TWD	47,935	1,724,038	1,720,062	3,976	—
Expiring 03/17/21	HSBC Bank USA, N.A.	TWD	20,317	733,000	729,021	3,979	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TWD	20,796	754,000	746,214	7,786	—
Expiring 03/31/21	Citibank, N.A.	TWD	21,772	786,000	783,011	2,989	—
Expiring 03/31/21	Citibank, N.A.	TWD	17,316	624,000	622,749	1,251	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	209,538	7,639,000	7,622,943	16,057	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	164,717	6,185,393	6,059,808	125,585	—
Expiring 12/23/21	JPMorgan Chase Bank, N.A.	TWD	39,747	1,509,000	1,477,249	31,751	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	3,016	2,164,832	2,167,493	—	(2,661)
Peruvian Nuevo Sol,
Expiring 03/17/21	BNP Paribas S.A.	PEN	4,456	1,242,712	1,225,066	17,646	—
Expiring 03/17/21	Goldman Sachs International	PEN	2,775	768,000	762,964	5,036	—
Expiring 03/17/21	Goldman Sachs International	PEN	2,512	689,000	690,638	—	(1,638)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	70,163	1,456,000	1,456,987	—	(987)
Expiring 03/17/21	HSBC Bank USA, N.A.	PHP	45,196	935,000	938,527	—	(3,527)
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	2,243	602,000	602,848	—	(848)
Expiring 04/19/21	Citibank, N.A.	PLN	1,574	420,000	422,832	—	(2,832)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	3,693	985,000	992,399	—	(7,399)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	3,222	865,000	865,896	—	(896)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	3,107	834,000	834,973	—	(973)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	2,350	626,000	631,617	—	(5,617)
Expiring 04/19/21	UBS AG	PLN	2,419	646,000	650,128	—	(4,128)
Russian Ruble,
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	400,732	4,730,630	5,284,833	—	(554,203)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/17/21	Barclays Bank PLC	RUB	112,065	$1,506,000	$1,474,673	$31,327	$—
Expiring 03/17/21	Barclays Bank PLC	RUB	57,819	776,000	760,848	15,152	—
Expiring 03/17/21	Citibank, N.A.	RUB	60,665	802,000	798,298	3,702	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	67,263	883,000	885,112	—	(2,112)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	30,075	405,000	395,754	9,246	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	66,548	896,000	875,705	20,295	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	38,606	519,000	508,016	10,984	—
Expiring 03/31/21	Citibank, N.A.	RUB	26,641	352,000	349,974	2,026	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	RUB	70,072	922,000	920,509	1,491	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	RUB	34,023	446,000	446,951	—	(951)
Expiring 04/28/21	Goldman Sachs International	RUB	378,125	4,928,000	4,950,843	—	(22,843)
Expiring 04/29/21	Deutsche Bank AG	RUB	203,421	3,000,000	2,663,101	336,899	—
Expiring 06/30/21	Barclays Bank PLC	RUB	213,895	2,873,098	2,780,136	92,962	—
Expiring 06/30/21	Barclays Bank PLC	RUB	76,448	1,007,286	993,645	13,641	—
Expiring 06/30/21	Goldman Sachs International	RUB	319,754	4,385,000	4,156,059	228,941	—
Expiring 11/22/21	Deutsche Bank AG	RUB	273,335	3,606,000	3,493,805	112,195	—
Expiring 11/22/21	Deutsche Bank AG	RUB	14,383	190,000	183,846	6,154	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	1,666	1,263,000	1,254,435	8,565	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	1,196	900,000	900,552	—	(552)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	994	754,000	748,517	5,483	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	963	729,560	724,628	4,932	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	616	466,440	463,614	2,826	—
South African Rand,
Expiring 02/26/21	Bank of America, N.A.	ZAR	83,161	4,252,223	5,477,481	—	(1,225,258)
Expiring 02/26/21	Barclays Bank PLC	ZAR	20,579	1,158,651	1,355,478	—	(196,827)
Expiring 02/26/21	Goldman Sachs International	ZAR	77,385	4,439,000	5,097,062	—	(658,062)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/26/21	Goldman Sachs International	ZAR	47,013	$2,484,000	$3,096,555	$—	$(612,555)
Expiring 03/17/21	Barclays Bank PLC	ZAR	8,693	588,000	570,766	17,234	—
Expiring 03/17/21	Barclays Bank PLC	ZAR	8,609	567,000	565,281	1,719	—
Expiring 03/17/21	Citibank, N.A.	ZAR	70,284	4,537,394	4,614,983	—	(77,589)
Expiring 03/17/21	Goldman Sachs International	ZAR	5,955	404,000	391,006	12,994	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	12,391	812,000	813,628	—	(1,628)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	8,510	559,000	558,783	217	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	117,140	7,637,045	7,691,639	—	(54,594)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	18,450	1,205,000	1,211,443	—	(6,443)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	5,878	382,000	385,939	—	(3,939)
Expiring 04/29/21	Goldman Sachs International	ZAR	12,001	670,000	783,644	—	(113,644)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	6,738	392,000	438,358	—	(46,358)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	244,993	14,076,000	15,703,459	—	(1,627,459)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	14,816	977,425	949,658	27,767	—
Expiring 12/23/21	Barclays Bank PLC	ZAR	44,623	2,407,116	2,832,442	—	(425,326)
Expiring 12/23/21	Goldman Sachs International	ZAR	7,752	489,000	492,039	—	(3,039)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	20,862	1,363,884	1,324,209	39,675	—
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	10,977	652,000	683,778	—	(31,778)
South Korean Won,
Expiring 03/17/21	Citibank, N.A.	KRW	1,352,763	1,243,440	1,209,629	33,811	—
Expiring 03/17/21	Citibank, N.A.	KRW	1,122,704	1,007,000	1,003,913	3,087	—
Expiring 03/17/21	Goldman Sachs International	KRW	1,128,399	1,032,000	1,009,004	22,996	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	1,735,886	1,595,000	1,552,214	42,786	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	821,196	751,000	734,306	16,694	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	2,031,213	1,840,000	1,816,292	23,708	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	1,777,704	$1,623,000	$1,589,607	$33,393	$—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	961,659	884,000	859,907	24,093	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	937,270	850,000	838,098	11,902	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	697,634	640,560	623,818	16,742	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	686,307	631,000	613,690	17,310	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	666,000	609,332	595,531	13,801	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	1,936,953	1,786,000	1,732,006	53,994	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	699,389	635,000	625,387	9,613	—
Expiring 03/31/21	Citibank, N.A.	KRW	394,568	354,000	352,811	1,189	—
Expiring 04/29/21	Citibank, N.A.	KRW	2,817,066	2,327,000	2,519,737	—	(192,737)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	4,492,927	3,756,000	4,018,718	—	(262,718)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	7,416,216	6,205,000	6,634,275	—	(429,275)
Expiring 07/30/21	Deutsche Bank AG	KRW	7,666,728	6,536,000	6,858,770	—	(322,770)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	4,699,094	4,099,000	4,204,159	—	(105,159)
Thai Baht,
Expiring 03/17/21	Goldman Sachs International	THB	16,727	554,000	558,781	—	(4,781)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	22,358	743,000	746,917	—	(3,917)
Turkish Lira,
Expiring 02/26/21	Citibank, N.A.	TRY	28,332	3,483,000	3,831,120	—	(348,120)
Expiring 02/26/21	Citibank, N.A.	TRY	15,186	1,803,614	2,053,511	—	(249,897)
Expiring 02/26/21	Goldman Sachs International	TRY	20,013	3,005,000	2,706,202	298,798	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	19,750	2,372,386	2,670,613	—	(298,227)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	67,636	9,365,000	9,145,738	219,262	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	3,913	$522,000	$524,677	$—	$(2,677)
Expiring 05/28/21	Goldman Sachs International	TRY	9,428	1,264,000	1,224,994	39,006	—
				$712,744,032	$714,698,984	16,461,772	(18,416,724)
						$34,892,890	$(33,062,542)
Cross currency exchange contracts outstanding at January 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/21	Buy	EUR	671	JPY	85,044	$3,152	$—	Citibank, N.A.
04/19/21	Buy	EUR	1,999	GBP	1,774	—	(1,101)	JPMorgan Chase Bank, N.A.
04/19/21	Buy	JPY	84,930	EUR	675	—	(9,101)	Citibank, N.A.
04/20/21	Buy	CAD	1,035	AUD	1,057	1,220	—	JPMorgan Chase Bank, N.A.
04/20/21	Buy	CAD	1,246	EUR	810	—	(9,989)	Barclays Bank PLC
04/20/21	Buy	NZD	2,786	CAD	2,535	19,021	—	Citibank, N.A.
05/28/21	Buy	AUD	3,758	JPY	274,221	252,446	—	Deutsche Bank AG
05/28/21	Buy	AUD	35,699	JPY	2,280,809	5,496,799	—	Citibank, N.A.
05/28/21	Buy	JPY	389,110	AUD	5,610	—	(570,456)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	1,850,589	AUD	27,095	—	(3,029,728)	Deutsche Bank AG
07/30/21	Buy	AUD	7,614	JPY	525,556	796,713	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	704,780	AUD	9,748	—	(714,604)	Morgan Stanley & Co. International PLC
08/31/21	Buy	EUR	1,636	GBP	1,472	—	(24,305)	Bank of America, N.A.
08/31/21	Buy	GBP	2,304	EUR	2,499	113,326	—	Bank of America, N.A.
01/28/22	Buy	JPY	95,923	AUD	1,415	—	(163,169)	Deutsche Bank AG
01/28/22	Buy	JPY	162,036	AUD	2,167	—	(104,690)	Deutsche Bank AG
01/28/22	Buy	JPY	274,921	AUD	3,510	—	(50,020)	BNP Paribas S.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/31/22	Buy	AUD	4,921	JPY	375,226	$161,193	$—	Deutsche Bank AG
05/31/22	Buy	JPY	263,742	AUD	3,658	—	(265,747)	Goldman Sachs International
10/31/23	Buy	AUD	6,309	JPY	422,703	723,349	—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(968,117)	Morgan Stanley & Co. International PLC
						$7,567,219	$(5,911,027)
Credit default swap agreements outstanding at January 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia	06/20/23	1.000%(Q)	3,750	0.208%	$75,918	$(2,014)	$77,932	Barclays Bank PLC
People’s Republic of China	06/20/23	1.000%(Q)	13,750	0.127%	305,215	(7,385)	312,600	Barclays Bank PLC
Republic of Brazil	06/20/23	1.000%(Q)	18,750	1.022%	11,889	(10,071)	21,960	Barclays Bank PLC
Republic of Chile	06/20/23	1.000%(Q)	3,750	0.225%	74,343	(2,014)	76,357	Barclays Bank PLC
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.573%	57,030	(2,686)	59,716	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	5,000	0.351%	83,803	(2,686)	86,489	Barclays Bank PLC
Republic of Panama	06/20/23	1.000%(Q)	3,750	0.236%	73,332	(2,014)	75,346	Barclays Bank PLC
Republic of Peru	06/20/23	1.000%(Q)	3,750	0.282%	69,133	(2,014)	71,147	Barclays Bank PLC
Republic of Philippines	06/20/23	1.000%(Q)	3,750	0.196%	76,973	(2,014)	78,987	Barclays Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	11,250	1.355%	(81,697)	(6,042)	(75,655)	Barclays Bank PLC
Republic of Turkey	06/20/23	1.000%(Q)	17,500	2.483%	(585,030)	(9,399)	(575,631)	Barclays Bank PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	11,250	0.530%	$140,024	$(6,042)	$146,066	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)	16,250	0.442%	236,624	(8,728)	245,352	Barclays Bank PLC
					$537,557	$(63,109)	$600,666

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.29.V1	06/20/23	1.000%(Q)	117,500	$(534,378)	$(17,969)	$(516,409)	Barclays Bank PLC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Citigroup Mortgage Loan Trust Inc.	02/26/21	1.250%(M)	844	*	$88	$—	$88	Goldman Sachs International
First Franklin Home Equity	02/26/21	1.250%(M)	450	*	47	—	47	Goldman Sachs International
GS Mortgage Backed Securities	02/26/21	1.250%(M)	231	*	24	—	24	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GSAMP Home Equity	02/26/21	1.250%(M)	285	*	$30	$—	$30	Goldman Sachs International
GSRPM Mortgage Loan Trust	02/26/21	1.250%(M)	119	*	12	—	12	Goldman Sachs International
					$201	$—	$201

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	1,400	$(20,386)	$4,240	$(24,626)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(20,168)	10,409	(30,577)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(6,698)	3,878	(10,576)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(6,698)	3,555	(10,253)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(6,626)	1,281	(7,907)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	(3,495)	727	(4,222)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	1,000	(12,681)	(9,245)	(3,436)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	440	(5,567)	2,408	(7,975)	Citibank, N.A.
				$(82,319)	$17,253	$(99,572)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	5,300	0.791%	$16,284	$25,430	$(9,146)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	3.187%	(466,865)	(676,660)	209,795	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	3.187%	(57,555)	(35,580)	(21,975)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	3.187%	(57,062)	(42,344)	(14,718)	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.187%	$(19,020)	$(14,464)	$(4,556)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.187%	(19,020)	(14,202)	(4,818)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	3.187%	(18,773)	(11,660)	(7,113)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	3.187%	(9,634)	(5,952)	(3,682)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	3.777%	(99,074)	(40,565)	(58,509)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	3.777%	(43,605)	(32,252)	(11,353)	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	1,675	0.088%	7,974	5,530	2,444	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.268%	20,259	12,253	8,006	BNP Paribas S.A.
					$(746,091)	$(830,466)	$84,375

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	310,250	$(5,787,765)	$(6,924,196)	$(1,136,431)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	$(52,053)	$707,650	$(759,703)	Morgan Stanley & Co. International PLC
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500	(46,848)	237,663	(284,511)	Citigroup Global Markets, Inc.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000		$(20,821)		$203,102		$(223,923)	Goldman Sachs International
CMBX.NA.13.AAA	12/16/72	0.500%(M)	7,000		(15,450)		33,920		(49,370)	Morgan Stanley & Co. International PLC
				$(135,172)		$1,182,335		$(1,317,507)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,095	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(17,507)	$(17,507)
800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,463)	(9,463)
2,650	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(31,050)	(31,050)
				$—	$(58,020)	$(58,020)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	16,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(70)	$256,310	$256,380
BRL	66,745	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	320,656	320,656
BRL	24,233	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	35,854	35,854
BRL	25,971	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	36,759	36,759
BRL	41,334	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	61,950	61,950
BRL	18,614	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	231,044	231,044
BRL	21,128	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	269,736	269,736
BRL	13,418	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	16,329	16,329

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	8,342	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	$—	$13,789	$13,789
BRL	14,674	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	23,202	23,202
BRL	17,000	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	190,622	190,622
CAD	14,720	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(134)	(1,831)	(1,697)
CAD	13,100	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(118)	(7,957)	(7,839)
CLP	14,295,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	54,710	54,710
CNH	51,840	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	124	60,721	60,597
CNH	147,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	164,325	164,325
CNH	43,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(29)	57,427	57,456
CNH	37,800	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(17)	31,255	31,272
COP	11,070,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	211,616	211,616
COP	12,642,920	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	268,878	268,878
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	3,263	3,263
COP	7,821,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	189,264	189,264
COP	5,472,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	143,889	143,889
COP	7,813,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	203,360	203,360
GBP	4,050	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(128,381)	(210,705)	(82,324)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	4,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	$(91,874)	$(302,984)	$(211,110)
GBP	4,465	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(300,329)	(491,137)	(190,808)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(61,374)	(171,803)	(110,429)
HUF	277,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	3,749	3,749
HUF	4,370,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	72,567	72,567
HUF	1,234,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	98,859	98,859
MXN	81,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(64)	(19,022)	(18,958)
MXN	11,550	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(52)	1,987	2,039
MXN	32,290	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(45)	(6,555)	(6,510)
MXN	112,300	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(155)	(27,775)	(27,620)
MXN	28,860	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(50)	(392)	(342)
MXN	8,665	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(56)	1,340	1,396
NZD	6,000	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	186,591	186,591
NZD	1,600	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(9,947)	(9,947)
NZD	5,740	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	2,653	(33,303)	(35,956)
NZD	2,100	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(12,424)	(12,424)
PLN	7,000	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,752	(2,279)	(5,031)
PLN	10,300	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(2,302)	(11,603)	(9,301)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	8,520	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	$—	$(10,900)	$(10,900)
	10,075	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	(9,290)	(9,290)
	8,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(515,012)	(515,012)
	685	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	(113)	(113)
	1,880	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	2,599	2,599
ZAR	136,400	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(5,590)	(171,677)	(166,087)
ZAR	61,800	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	(719)	(755)	(36)
ZAR	76,100	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(3,186)	418,051	421,237
ZAR	99,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(28,034)	535,258	563,292
ZAR	54,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(469)	373,274	373,743
ZAR	36,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(323)	257,818	258,141
ZAR	100,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	470,218	470,218
ZAR	10,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(211)	138,835	139,046
ZAR	45,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(875)	612,357	613,232
ZAR	114,100	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,057)	284,843	287,900
ZAR	7,000	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(106)	19,661	19,767
ZAR	3,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(85)	1,745	1,830
					$(622,176)	$4,307,247	$4,929,423

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,634	$(190)	$(6,291)	$6,101
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).